Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Basis of Accounting, Policy [Policy Text Block]

The preparation of consolidated financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. The most significant estimates are related to the judgments used to determine the timing and amount of revenue recognition, recoverability of goodwill and intangible assets, determination of fair values of assets acquired and liabilities assumed in business combinations, estimated fair value of contingent consideration related to acquisitions, determination of the fair value of capitalized mortgage servicing rights and derivative financial instruments, and current expected credit losses on financial assets including collectability of accounts receivable and allowance for loss sharing obligations. Actual results could be materially different from these estimates.

In the third quarter of 2024, Colliers re-aligned its operating segments to better reflect the distinct attributes of its three complementary businesses – Real Estate Services, Engineering and Investment Management. The Real Estate Services segment comprises the former Americas, EMEA and Asia Pacific regions, excluding engineering and project management, which are now reported within the new Engineering segment. The Investment Management segment remains unchanged. Prior period comparative data have been recast to reflect the new segments.

Significant accounting policies are summarized as follows:

Consolidation, Policy [Policy Text Block]

Principles of consolidation

The accompanying consolidated financial statements include the accounts of the Company, its majority-owned subsidiaries and those variable interest entities where the Company is the primary beneficiary. Where the Company does not have a controlling interest but has the ability to exert significant influence, the equity method of accounting is used. Inter-company transactions and accounts are eliminated on consolidation.

When applying the principles of consolidation, the Company begins by determining whether an investee is a variable interest entity (“VIE”) or a voting interest entity (“VOE”). Assessing whether an entity is a VIE or a VOE involves judgment and analysis. Factors considered in this assessment include the entity’s legal organization, the entity’s capital structure and equity ownership, and any related party or de facto agent implications of the Company’s involvement with the entity.

VOEs are embodied by common and traditional corporate and certain partnership structures. For VOEs, the interest holder with control through majority ownership and majority voting rights consolidates the entity.

For VIEs, identification of the primary beneficiary determines the accounting treatment. In evaluating whether the Company is the primary beneficiary, it evaluates its direct and indirect economic interests in the entity. A reporting entity is determined to be the primary beneficiary if it holds a controlling financial interest in the VIE. Determining which reporting entity, if any, has a controlling financial interest in a VIE is primarily a qualitative approach focused on identifying which reporting entity has both (1) the power to direct the activities of a VIE that most significantly impact such entity’s economic performance and (2) the obligation to absorb losses or the right to receive benefits from such entity that could potentially be significant to such entity.

The primary beneficiary analysis is performed at the inception of the Company’s investment and upon the occurrence of a reconsideration event. When the Company determines it is the primary beneficiary of a VIE, it consolidates the VIE; when it is determined that the Company is not the primary beneficiary of the VIE, the investment in the VIE is accounted for at fair value or under the equity method, based upon an election made at the time of investment.

Cash and Cash Equivalents, Policy [Policy Text Block]

Cash and cash equivalents

The Company maintains custodial escrow accounts, agency and fiduciary funds relating to its debt finance operations and as an agent for its property management operations. These amounts are not included in the accompanying consolidated balance sheets as they are not assets of the Company.

Cash and Cash Equivalents, Restricted Cash and Cash Equivalents, Policy [Policy Text Block]

Restricted cash

Restricted cash consists primarily of cash and cash equivalent amounts set aside to satisfy legal or contractual requirements arising in the normal course of business, primarily at Colliers Mortgage.

Receivable [Policy Text Block]

Receivables and allowance for credit losses

Accounts receivables are recorded when the Company has a right to payment within customary payment terms or it recognizes a contract asset if revenue is recognized prior to when payment is due. From the point of initial recognition, the carrying value of such receivables and contract assets, net of allowance for credit losses, represents their estimated net realizable value after deducting for potential credit losses. The Company’s expected loss allowance methodology uses historical collection experience, the current status of customers’ accounts receivable and considers both current and expected future economic and market conditions. Due to the short-term nature of such receivables, the estimate of accounts receivable that may be collected is based on the aging of the receivable balances and the financial condition of customers. Additionally, specific allowance amounts are established to record the appropriate provision for customers that have a higher probability of default. The allowances are then reviewed on a quarterly basis to ensure that they are appropriate. After all collection efforts have been exhausted by management, the outstanding balance considered not collectible is written off against the allowance.

In some cases, the Company may record a receivable or a contract asset which corresponds with payables which the Company is only obligated to pay upon collection of the receivable (“Reimbursable Receivables”). These Reimbursable Receivables correspond with commissions payable, payables to facilitate collection from the customer and make payments to subcontractors or relate to collection from tenants for payment to the landlord. These corresponding payables are typically satisfied on a pay-when-paid basis. In relation to Reimbursable Receivables, an allowance is only recorded to the extent that the Company has estimated credit losses.

Property, Plant and Equipment, Policy [Policy Text Block]

Fixed assets

Fixed assets are carried at cost less accumulated depreciation. The costs of additions and improvements are capitalized, while maintenance and repairs are expensed as incurred. Fixed assets are reviewed for impairment whenever events or circumstances indicate that the carrying value of an asset group may not be recoverable. An impairment loss is recorded to the extent the carrying amount exceeds the estimated fair value of an asset group. Fixed assets are depreciated over their estimated useful lives as follows:

Buildings	20 to 40 years straight-line
Vehicles	3 to 5 years straight-line
Furniture and equipment	3 to 10 years straight-line
Computer equipment and software	3 to 7 years straight-line
Leasehold improvements	1 to 10 years straight-line (based upon term of the lease)

Investment, Policy [Policy Text Block]

Investments

Equity accounted investments

For equity investments where it does not control the investee, and where it is not the primary beneficiary of a VIE but can exert significant influence over the financial and operating policies of the investee the Company utilizes the equity method of accounting. The evaluation of whether the Company exerts control or significant influence over the financial and operational policies of the investees requires significant judgement based on the facts and circumstances surrounding each individual investment. Factors considered in these evaluations may include the type of investment, the legal structure of the investee, any influence the Company may have on the governing board of the investee.

The Company’s equity accounted investees that are investment companies record their underlying investments at fair value. Therefore, under the equity method of accounting, the Company’s share of the investee’s underlying net income predominantly represents fair value adjustments in the investments held by the equity method investees.

The Company’s share of the investee’s underlying net income or loss is based upon the most currently available information, which may precede the date of the consolidated statement of financial condition and is realized in equity earnings from non-consolidated investments on the consolidated statements of earnings. Distributions received reduce the Company’s carrying value of the investee.

Investments in debt and equity securities

The Company invests in debt and equity securities primarily in relation to its wholly owned captive insurance company and Colliers Securities, a broker-dealer licensed under the Securities and Exchange Commission and a member of the Financial Industry Regulatory Authority (“FINRA”). These investments are accounted for at fair value with changes recorded in net earnings (loss).

Derivatives, Policy [Policy Text Block]

Financial instruments and derivatives

Certain loan commitments and forward sales commitments related to the Company’s warehouse receivables meet the definition of a derivative and are recorded at fair value in the consolidated balance sheets upon the execution of the commitment to originate a loan with a borrower and to sell the loan to an investor, with a corresponding amount recognized as revenue in the consolidated statements of earnings. The estimated fair value of loan commitments includes the value of loan origination fees and premiums on anticipated sale of the loan, net of related costs and broker fees, a loss sharing reserve, the fair value of the expected net cash flows associated with servicing of the loan, and the effects of interest rate movements. The estimated fair value of the forward sales commitments includes the effects of interest rate movements. Adjustments to the fair value related to loan commitments and forward sale commitments are included within Capital Markets revenue in the Real Estate Services segment. (See note 25)

From time to time, the Company uses interest rate swaps to hedge a portion of its interest rate exposure on long-term debt. When hedge accounting is applied, the swaps are carried at fair value on the consolidated balance sheets, with gains or losses recognized in interest expense. The carrying value of the hedged item is adjusted for changes in fair value attributable to the hedged interest rate risk; the associated gain or loss is recognized currently in earnings and the unrealized gain or loss is recognized in other comprehensive income. If swaps are terminated and the underlying item is not or when hedge accounting is discontinued, the resulting gain or loss is deferred and recognized over the remaining life of the underlying item using the effective interest method. In addition, the Company may enter into short-term foreign exchange contracts to lower its cost of borrowing.

Derivative financial instruments are recorded on the consolidated balance sheets as other assets or other liabilities and carried at fair value. See note 22 for additional information on derivative financial instruments.

Fair Value Measurement, Policy [Policy Text Block]

Fair value

The Company uses the fair value measurement framework for financial assets and liabilities and for non-financial assets and liabilities that are recognized or disclosed at fair value on a non-recurring basis. The framework defines fair value, gives guidance for measurement and disclosure, and establishes a three-level hierarchy for observable and unobservable inputs used to measure fair value. An asset or liability’s classification within the hierarchy is determined based on the lowest level input that is significant to the fair value measurement. The three levels are as follows:

Level 1 – Quoted prices (unadjusted) in active markets for identical assets or liabilities

Level 2 – Observable market-based inputs other than quoted prices in active markets for identical assets or liabilities

Level 3 – Unobservable inputs for which there is little or no market data, which requires the Company to develop its own assumptions

Convertible Notes [Policy Text Block]

Convertible notes

Convertible Notes are accounted for entirely as debt as no portion of the proceeds is required to be accounted for as attributable to the conversion feature. Interest on the Convertible Notes is recorded as interest expense. Financing fees are amortized over the life of the Convertible Notes as additional non-cash interest expense utilizing the effective interest method.

The earnings per share impact of the Convertible Notes is calculated using the “if-converted” method, if dilutive, where coupon interest expense, net of tax, is added to the numerator and the number of potentially issuable subordinate voting shares is added to the denominator. Convertible Notes were fully settled in June 2023.

Deferred Charges, Policy [Policy Text Block]

Financing fees

Financing fees related to the Revolving Credit Facility are recorded as an asset and amortized to interest expense using the effective interest method. Financing fees related to the Senior Notes and Convertible Notes are recorded as a reduction of the debt amount and are amortized to interest expense using the effective interest method.

Guarantees, Indemnifications and Warranties Policies [Policy Text Block]

Financial guarantees and allowance for loss sharing obligations

For certain loans originated and sold under the Fannie Mae Delegated Underwriting and Servicing (“DUS”) Program the Company undertakes an obligation to partially guarantee performance of the loan typically up to one-third of any losses on loans originated.

When the Company commits to making a loan to a borrower, it recognizes an expense equal to the estimated fair value of this loss sharing obligation (the “Loss Reserve”), which reduces the gain on sale of the loan reported in Capital Markets revenue.

In accordance with ASC 326, the Company estimates the credit losses expected over the life of the credit exposure related to this loss sharing obligation and performs a quarterly analysis of the Loss Reserve. The Company evaluates the Loss Reserve on an individual loan basis and the evaluation models consider the specific details of the underlying property used as collateral, such as occupancy and financial performance. The models also analyze historical losses, current and expected economic conditions, and reasonable and supportable forecasts. Changes to the Loss Reserve are recognized in selling, general and administrative expenses on the consolidated statements of earnings. See note 23 for further information on the DUS Program and the loss-sharing obligation.

Financing Receivable, Held-for-Sale [Policy Text Block]

Warehouse receivables

The Company originates held for sale mortgage loans with commitments to sell to third party investors. These loans are referred to as warehouse receivables and are funded directly to borrowers by the warehouse credit facilities. The facilities are generally repaid within 45 days when the loans are transferred while the Company retains the servicing rights. The Company elects the fair value option for warehouse receivables.

Real Estate Held for Development and Sale, Policy [Policy Text Block]

Warehouse fund assets

From time to time, the Company’s Investment Management segment purchases investments for placement, or “seeding”, of assets into a fund which it manages. The purchased investments are recorded at fair value as warehouse fund assets and corresponding liabilities related to warehouse fund assets prior to the ultimate divestiture to the identified fund. These assets and associated liabilities may be purchased by the entity and held for sale to the fund or may be held in a structure that is consolidated by the Company as a VIE and which will be deconsolidated when its controlling financial interest is redeemed commensurate with a sale of interests to the ultimate investors in the fund. When assets are purchased by the Company and held for sale the warehouse fund assets are presented as current on the consolidated balance sheets as they are expected to be held for a period not to exceed twelve months.

The transactions are not intended as an alternative source of operating earnings and the arrangements are generally structured not to generate any gain or loss. See note 5 for additional details on warehouse fund assets.

Transfers and Servicing of Financial Assets, Servicing of Financial Assets, Policy [Policy Text Block]

Mortgage servicing rights (“MSRs”)

MSRs, or the rights to service mortgage loans for others, result from the sale or securitization of loans originated by the Company and are recognized as intangible assets on the consolidated balance sheets. The Company initially recognizes MSRs based on the fair value of these rights on the date the loans are sold. Subsequent to initial recognition, MSRs are amortized and carried at the lower of amortized cost or fair value. They are amortized in proportion to and over the estimated period that net servicing income is expected to be received based on projections and timing of estimated future net cash flows.

In connection with the origination and sale of mortgage loans for which the Company retains servicing rights, an asset or liability is recognized based upon the fair value of the MSR on the date that the loans are sold. Upon origination of a mortgage loan held for sale, the fair value of the retained MSR is included in the forecasted proceeds from the anticipated loan sale and results in a net gain (which is reflected in Capital Markets revenue).

MSRs do not actively trade in an open market with readily observable prices; therefore, fair value is determined based on certain assumptions and judgments. The valuation model incorporates assumptions including contractual servicing fee income, interest on escrow deposits, discount rates, the cost of servicing, prepayment rates, delinquencies, the estimated life of servicing cash flows and ancillary income and late fees. The assumptions used are subject to change based upon changes to estimates of future cash flows and interest rates, among other things. The key assumptions used during the years ended December 31, 2024 and December 31, 2023, in measuring fair value were as follows:

	As at December 31,
	2024	2023

Discount rate	12.1%	11.7%
Conditional prepayment rate	3.7%	3.1%

As at December 31, 2024, the estimated fair value of MSRs was $180,936 (2023 – $179,858). See note 10 for the current carrying value of the MSR assets. The MSRs are evaluated quarterly for impairment through a comparison of the carrying amount and fair value of the MSRs, and recognized with the establishment of a valuation allowance or an impairment if determined to be other than temporary. Other than write-offs due to prepayments of sold warehouse receivables where servicing rights have been retained, there have been no instances of impairment since acquiring Colliers Mortgage.

Goodwill and Intangible Assets, Goodwill, Policy [Policy Text Block]

Goodwill and intangible assets

Goodwill represents the excess of purchase price over the fair value of assets acquired and liabilities assumed in a business combination and is not subject to amortization.

Intangible assets are recorded at fair value on the date they are acquired. Indefinite life intangible assets are not subject to amortization. Where lives are finite, they are amortized over their estimated useful lives as follows:

Customer lists and relationships	straight-line over 4 to 20 years
Investment management contracts	straight-line over 5 to 15 years
Trademarks and trade names	straight-line over 2 to 10 years
Franchise rights	straight-line over 2 to 15 years
Management contracts and other	straight-line over life of contract ranging from 2 to 10 years
Backlog	as underlying backlog transactions are completed

The Company reviews the carrying value of finite life intangible assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset group may not be recoverable from the estimated future cash flows expected to result from their use and eventual disposition. If the sum of the undiscounted expected future cash flows is less than the carrying amount of the asset group, an impairment loss is recognized. Measurement of the impairment loss is based on the excess of the carrying amount of the asset group over the fair value calculated using discounted expected future cash flows.

Following the change in segment structure in the current year, the Company reassessed its reporting units and concluded that there are three distinct reporting units.

Goodwill and indefinite life intangible assets are tested for impairment annually, on August 1, or more frequently if events or changes in circumstances indicate the asset might be impaired, in which case the carrying amount of the asset is written down to fair value. Following the change in segment structure in the current year, the Company reassessed its reporting units and concluded that there are three distinct reporting units. The change in reporting units is considered a triggering event requiring testing of goodwill for impairment. Colliers conducted two impairment tests, one under the previous reporting segment structure and one under the new structure.

Impairment of goodwill is tested at the reporting unit level. Impairment is tested by first assessing qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. Where it is determined to be more likely than not that its fair value is greater than its carrying amount, then no further testing is required. Where the qualitative analysis is not sufficient to support that the fair value exceeds the carrying amount then a quantitative goodwill impairment test is performed. The quantitative test compares the reporting unit’s carrying amount, including goodwill with the estimated fair value of the reporting unit. The fair values of the reporting units are estimated using a discounted cash flow approach. The fair value measurement is classified within Level 3 of the fair value hierarchy. If the carrying amount of the reporting unit exceeds its fair value, the difference is reported as an impairment loss. Certain assumptions are used to determine the fair value of the reporting units, the most sensitive of which are estimated future cash flows and the discount rate applied to future cash flows. Changes in these assumptions could result in a materially different fair value.

Impairment of indefinite life intangible assets is tested by comparing the carrying amount to the estimated fair value on an individual intangible asset basis.

Consolidation, Subsidiaries or Other Investments, Consolidated Entities, Policy [Policy Text Block]

Redeemable non-controlling interests

Redeemable non-controlling interests (“RNCI”) are recorded at the greater of (i) the redemption amount or (ii) the amount initially recorded as RNCI at the date of inception of the minority equity position. This amount is recorded in the “mezzanine” section of the balance sheet, outside of shareholders’ equity. Changes in the RNCI amount are recognized immediately as they occur.

Revenue [Policy Text Block]

Revenue

The Company generates revenue through its provision of commercial real estate services and investment management. These services consist of Leasing, Capital Markets, Outsourcing, Engineering and Investment Management services.

(a) Leasing

Leasing includes landlord and tenant representation services. Landlord representation provides real estate owners with services to strategically position properties and to secure appropriate tenants. Tenant representation focuses on assisting businesses to assess their occupancy requirements and evaluating and negotiating leases and lease renewals.

(b) Capital Markets

Capital Markets revenue is generated through sales brokerage and other capital markets transactions. These services include real estate sales, debt origination and placement, equity capital raising, market value opinions, acquisition advisory and transaction management. The Company’s debt finance operations relate to the origination and sale of multifamily and commercial mortgage loans.

(c) Outsourcing

Outsourcing services consist of valuation services, property management, loan servicing and other revenues. In addition to loan servicing, other revenues also include amounts earned on services that are complementary to real estate services that previously formed part of Engineering.

Property management provides real estate service solutions to real estate owners. In addition to providing on-site management and staffing, the Company provides support through centralized resources such as accounting, marketing and human resources. Consistent with industry standards, management contract terms typically range from one to three years, although most contracts are terminable at any time following a notice period, usually 30 to 120 days.

Valuation services consist of helping customers determine market values for various types of real estate properties. Such services may involve appraisals of single properties or portfolios of properties. These appraisals may be utilized for a variety of customer needs including acquisitions, dispositions, financing or for tax purposes.

Loan servicing fees consist of revenues earned in accordance with the contractual arrangements associated with the Company’s debt finance operations and represent fees earned for servicing loans originated by the Company. Loan servicing revenues are included in the Other revenue line (see note 25).

Leasing, Capital Markets and Outsourcing are grouped under the Real Estate Services segment.

(d) Engineering

Engineering comprises of project management and engineering & design (“E&D”) services. Project management services include design and construction management, move management and workplace solutions consulting. Engineering & design services consist of multidisciplinary planning, consulting and design engineering services to multiple end-markets. Project management and engineering & design engagements range from single project contracts with a duration of less than one year to multi-year contracts with multiple discrete projects.

(e) Investment Management

Investment Management revenues include consideration for services in the form of asset management advisory and administration fees, transaction fees and incentive fees (carried interest). The performance obligation is to manage client’s invested capital for a specified period of time and is delivered over time.

Revenue recognition and unearned revenues

Revenue is recognized upon transfer of control of promised products or services to customers in an amount that reflects the consideration the Company expects to receive in exchange for those products or services. The Company enters into contracts that can include various combinations of services, which are capable of being distinct and accounted for as separate performance obligations. Revenue is recognized net of any taxes collected from customers, which are subsequently remitted to governmental authorities.

(a)	Nature of services

The Company has determined that control of real estate sales brokerage services rendered transfer to a customer when a sale and purchase agreement becomes unconditional. Leasing services rendered transfer to a customer when a lease between the landlord and the tenant is executed. At these points in time the customer has received substantially all of the benefit of the services provided by the Company. The transaction price is typically associated with the underlying asset involved in the transaction, most commonly a percentage of the sales price or the aggregate rental payments over the term of the lease which are generally known when revenue is recognized.

Other Capital Market revenues are recorded when the Company’s performance obligation is satisfied. Although the performance obligation varies based upon the contractual terms of the transaction or service, the performance obligation is generally recognized at the point in time when a defined outcome is satisfied, including completion of financing or closing of a transaction. At this time, the Company has transferred control of the promised service and the customer obtains control.

Revenues from the Company’s debt finance operations, included in Capital Markets revenue, are excluded from the scope of ASC Topic 606, Revenue from Contracts with Customers (“ASC 606”). Revenue is recognized and a derivative asset is recorded upon the commitment to originate a loan with a borrower and corresponding sale to an investor. The derivative asset is recognized at fair value and includes the fair value of the contractual loan origination, related fees and sale premium, and the estimated fair value of the expected net cash flows associated with the servicing of the loan. Debt finance revenue also includes changes to the fair value of loan commitments, forward sale commitments and loans held for sale that occur during their respective holding periods. Upon sale of the loans, no gains or losses are recognized as such loans are recorded at fair value during the holding periods. MSRs and loss sharing obligations are recognized as assets and liabilities, respectively, upon the sale of the loans.

Outsourcing services in relation to property management as well as project management and engineering & design pertaining to Engineering transfer to the customer over time as the services are performed and revenue from providing these services is recognized in the accounting period in which the services are rendered. For fixed-price contracts, revenue is recognized based upon the actual labor hours spent relative to the total expected labor hours or the project costs incurred relative to the total project costs. For some projects certain obligations that are representative of the work completed may be used as an alternative to recognize revenue. The use of labor hours or overall project costs is dependent upon the input that best represents the progress of the work completed in relation to the specific contract. For cost-reimbursable and hourly-fee contracts, revenue is recognized in the amount to which the Company has a right to invoice.

For other advisory services, including valuation and appraisal review, the customer is unable to benefit from the services until the work is substantially complete, revenue is recognized upon delivery of deliverables to the customer because this faithfully represents when the service has been rendered. For most fixed fee consulting assignments, revenue is recognized based upon the actual service provided to the end of the reporting period as a proportion of the total services to be provided.

Loan servicing revenues are recognized over the contractual service period. Loan servicing fees related to retained MSRs are governed by ASC 820 and ASC 860 and excluded from the scope of ASC 606. Loan servicing fees earned from servicing contracts which the Company does not hold mortgage servicing rights are in scope of ASC 606.

Investment Management advisory fees are recognized as the services are performed over time and are primarily based on agreed-upon percentages of a calculated fee base which may include committed capital, assets under management, invested capital, gross asset value or net asset value depending upon the terms of the fund and/or the stage in a fund’s life. Revenue recognition for transactional performance obligations are recognized at a point in time when the performance obligation has been met. The Company receives investment management advisory incentive fees (carried interest) from certain investment funds. These incentive fees are dependent upon exceeding specified performance thresholds on a relative or absolute basis, depending on the product and structure of the business. Incentive fees are recognized when it is determined that significant reversal is considered no longer probable (such as upon the sale of a fund’s investment or when the amount of assets under management becomes known as of the end of the specified measurement period). Incentive fee-related compensation represents carried interest allocations awarded to employees which are tied to the funds’ performance. Incentive fee-related compensation expenses are recognized as services are being rendered by the employees and when it is probable that payment will be made in accordance with the applicable governing agreements. When acquisitions included clauses for incentive fees related to assets that were invested prior to the acquisition dates are allocated to certain stakeholders including employees and former owners; as such the full amount of these incentive fees is passed through and recognized as cost of revenues in the consolidated statement of earnings.

(b)	Significant judgments

The Company’s contracts with customers may include promises to transfer multiple products and services. Determining whether products and services are considered distinct performance obligations that should be accounted for separately versus together may require significant judgment. Where a contract contains multiple performance obligations, judgment is used to assess whether they are distinct and accounted for separately or not distinct and are accounted for and recognized together.

Brokerage commission arrangements may include terms that result in variability to the transaction price and ultimate revenues earned beyond the underlying value of the transaction, these may include rebates and/or contingencies. The Company estimates variable consideration and performs a constraint analysis for these contracts on the basis of historical information to estimate the amount the Company will ultimately be entitled to. Revenue is constrained when it is probable that the Company may not be entitled to the total amount of the revenue as associated with the occurrence or non-occurrence of an event that is outside of the Company’s control or where the facts and circumstances of the arrangement limit the Company’s ability to predict whether this event will occur. When revenue is constrained, this revenue is not recognized until the uncertainty has been resolved.

Outsourcing and Engineering arrangements may include incentives tied to achieving certain performance targets. The Company estimates variable consideration or performs a constraint analysis for these contracts on the basis of circumstances specific to the project and historical information in order to estimate the amount the Company will ultimately be entitled to. Estimates of revenue, costs or extent of progress toward completion are revised if circumstances change. Any resulting increases or decreases in estimated revenues or costs are reflected in profit or loss in the period in which the circumstances that give rise to the revision become known by management.

For project management, engineering and design within Engineering or property management services forming part of Outsourcing, the Company may engage subcontractors to provide on-site staffing or to provide specialized technical services, materials and/or installation services. These arrangements are assessed and require judgment to determine whether the Company is a principal or an agent of the customer. When the Company acts as a principal, because it is primarily responsible for the delivery of the completed project and controls the services provided by the subcontractors, these amounts are accounted for as revenue on a gross basis. However, when the Company acts as an agent, because it does not control the services prior to delivery to the customer, these costs are accounted for on a net basis.

In some cases, the Company may facilitate collection from the customer and payments to subcontractors or may facilitate collection from tenants for payment to the landlord. In these instances, balances are recorded as accounts receivable and accounts payable until settled.

Investment Management fee arrangements are unique to each contract and evaluated on an individual basis to determine the timing of revenue recognition as well as evaluation of incentive-fee related compensation expense and significant judgment is involved in making such determinations. At each reporting period, the Company considers various factors in estimating revenue to be recognized and incentive fee related-compensation expense to be accrued. Incentive fees have a broad range of possible amounts and the determination of these amounts is based upon the market value for managed assets which is highly susceptible to factors outside of the Company’s influence. As a result, incentive fee revenue is generally constrained until significant reversal is considered no longer probable.

Certain constrained Capital Markets and Leasing fees, Outsourcing fees, Engineering fees and Investment Management fees may arise from services that began in a prior reporting period. Consequently, a portion of the fees the Company recognizes in the current period may be partially related to the services performed in prior periods. In particular, substantially all investment management incentive fees recognized in the period were previously constrained.

Contract balances

Timing of revenue recognition may differ from the timing of invoicing to customers. The Company invoices the customer and records a receivable when it has a right to payment within customary payment terms or it recognizes a contract asset if revenue is recognized prior to when payment is due. Contract liabilities consist of payments received in advance of recognizing revenue. These liabilities consist primarily of payments received for outsourcing and advisory engagements where a component of the revenue may be paid by the customer prior to the benefits of the services transferring to the customer. As a practical expedient, the Company does not adjust the promised amount of consideration for the effect of a significant financing component when it is expected, at contract inception, that the period between transfer of the service and when the customer pays for that service will be one year or less. The Company does not typically include extended payment terms in its contracts with customers.

The Company generally does not incur upfront costs to obtain or fulfill contracts that are capitalizable to contract assets and if capitalizable they would be amortized to expense within one year or less of incurring the expense; consequently, the Company applies the practical expedient to recognize these incremental costs as an expense when incurred. Any costs to obtain or fulfill contracts that exceed one year are capitalized to contract assets and amortized over the term of the contract on a method consistent with the transfer of services to the customer and the contract’s revenue recognition.

Payment terms and conditions vary by contract type, although terms generally include a requirement of payment within 30 to 90 days. With the exceptions of sales brokerage and lease brokerage, the Company does not expect to have any contracts where the period between the transfer of services to the customer and the payment by the customer exceeds one year. With regard to sales brokerage and lease brokerage, arrangements may exist where the service is transferred but payment is not received for a period greater than one year. However, arrangements of this nature do not contain a significant financing component because the amount and timing varies on the basis of the occurrence or non-occurrence of an event that is outside the control of the Company or the customer. As a consequence, the Company does not adjust the transaction prices for the time value of money.

Contract liabilities represent advance payments associated with the Company’s performance obligations that have not yet been satisfied. The majority of the balances are expected to be recognized to revenue or disbursed on behalf of the client within a year.

Remaining performance obligations

Remaining performance obligations represent the aggregate transaction prices for contracts where the Company’s performance obligations have not yet been satisfied. The Company applies the practical expedient related to remaining performance obligations that are part of a contract that has an original expected duration of one year or less and the practical expedient related to variable consideration from remaining performance obligations.

Share-Based Payment Arrangement [Policy Text Block]

Stock based compensation

For equity classified awards, compensation cost is measured at the grant date based on the estimated fair value of the award adjusted for expected forfeitures.

For liability classified awards, costs are measured at the grant date based on the estimated fair value of the award. The liability is remeasured at the end of each reporting period. The liability is recorded in accrued compensation or non-current liabilities.

The related stock-based compensation expenses are allocated using the graded attribution method and reported as selling, general & administrative expenses.

Long-term incentive plans

Under these plans, certain subsidiary employees are compensated if the earnings before interest, income tax and amortization of the subsidiary increases. In some instances, subsidiary employees may be compensated through participation in a stock-based plan associated with the value of a subsidiary’s shares. Awards under these plans have a term of up to ten years, a vesting period of five to ten years. All long-term incentive plans are settled in cash, with the exception of certain stock-based plans which are predominantly settled in cash, but which may have the option to settle in a subsidiary’s shares. As at December 31, 2024, all significant stock-based plans are to be settled in cash. If an award is subject to a vesting condition, then the graded attribution method is applied to the fair value or intrinsic value of the award.

In relation to the stock-based plans, the Company incurred a total compensation expense recovery of $796 during the year ended December 31, 2024 (2023 - $2,656). As at December 31, 2024, there was $13,411 of unrecognized compensation costs related to non-vested stock-based plans which is expected to be recognized over the next six years. During the year-ended December 31, 2024, the fair value of options vested under stock-based plans was $6,604.

Foreign Currency Transactions and Translations Policy [Policy Text Block]

Foreign currency translation and transactions

Assets, liabilities and operations of foreign subsidiaries are recorded based on the functional currency of each entity. For certain foreign operations, the functional currency is the local currency, in which case the assets, liabilities and operations are translated at current exchange rates from the local currency to the reporting currency, the US dollar. The resulting unrealized gains or losses are reported as a component of accumulated other comprehensive earnings. Realized and unrealized foreign currency gains or losses related to any foreign dollar denominated monetary assets and liabilities are included in net earnings.

Income Tax, Policy [Policy Text Block]

Income tax

Income tax has been provided using the asset and liability method whereby deferred tax assets and liabilities are recognized for the expected future income tax consequences of events that have been recognized in the consolidated financial statements or income tax returns. Deferred tax assets and liabilities are measured using enacted income tax rates expected to apply to taxable income in the years in which temporary differences are expected to reverse, be recovered or settled. The effect on deferred tax assets and liabilities of a change in income tax rates is recognized in earnings in the period in which the change occurs. A valuation allowance is recorded unless it is more likely than not that realization of a deferred tax asset will occur based on available evidence.

The Company recognizes uncertainty in tax positions taken or expected to be taken utilizing a two-step approach. The first step is to determine whether it is more likely than not that the tax position will be sustained upon examination by tax authorities on the basis technical merits of the position. The second step is to recognize the largest amount of tax benefit that is more than 50 percent likely to be realized upon ultimate settlement with the related tax authority.

The Company classifies interest and penalties associated with income tax positions in income tax expense.

Lessee, Leases [Policy Text Block]

Leases

The Company recognizes an operating lease right-of-use (“ROU”) asset and a lease liability on the consolidated balance sheet at the lease commencement date. Operating lease ROU assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term adjusted for lease pre-payments and lease incentives. After the commencement date any modifications to the leasing arrangement are assessed and the ROU asset and lease liability are remeasured to recognize modifications to the lease term or fixed payments. As most of the Company’s leases do not provide an implicit rate, the incremental borrowing rate based on the information available at commencement date is used to determine the present value of lease payments. The Company uses the implicit rate when readily determinable. The lease terms may include options to extend or terminate the lease when it is reasonably certain that the Company will exercise that option. Operating leases ROU assets are amortized to selling, general and administrative expenses (“SG&A”) straight-line over the lease term.

Finance leases are included in fixed assets and long-term debt on the consolidated balance sheet. Finance lease assets are depreciated using the straight-line method from the commencement date to the earlier of the end of the useful life of the right-of-use asset or the end of lease term.

Variable lease payments and variable payments related to non-lease components are recorded to SG&A as incurred. Variable lease payments include amounts related to changes in payments associated with changes in an index or rate but which are not also associated with a remeasurement of the lease liability.

The Company has operating lease agreements with lease and non-lease components, and the Company has elected to apply the practical expedient to not separate lease and nonlease components and therefore the ROU assets and lease liabilities include payments related to services included in the lease agreement. Additionally, for certain leases the Company has elected to group leases that commence at the same time and where accounting does not materially differ from accounting for the leases individually as a portfolio of leases.

The Company has elected not to recognize ROU assets and lease liabilities for leases that have a term of twelve months or less. Similarly, the Company will be applying the practical expedient to not recognize assets or liabilities related to a business combination when the acquired lease has a remaining term of twelve months or less at the acquisition date. The payments associated with these leases are recorded to SG&A on a straight-line basis over the remaining lease term.

Business Combinations Policy [Policy Text Block]

Business combinations

All business combinations are accounted for using the acquisition method of accounting. Transaction costs are expensed as incurred.

The fair value of the contingent consideration is classified as a financial liability and is recorded on the balance sheet at the acquisition date and is re-measured at fair value at the end of each period until the end of the contingency period, with fair value adjustments recognized in earnings. However, if the contingent consideration includes an element of compensation to the vendors (i.e. it is tied to continuing employment or it is not linked to the business valuation), then the portion of contingent consideration related to such element is treated as compensation expense over the expected employment period.